Related party transactions - Summary of transactions and balances during the year with key management personnel (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Advances and credits	$ 283.0	$ 169.0
Guarantees	34.0	0.6
Deposits	268.0	300.0
Advances and credits, highest amount during the year	328.0	288.0
Guarantees, highest amount during the year	34.0	0.6
Deposits, highest amount during the year	659.0	802.0
Director
Disclosure of transactions between related parties [line items]
Advances and credits	$ 3.0	$ 1.0